Note 12 - Stock Incentive Plan (Detail) - Summary of the Status of Non-vested Shares (USD $)	12 Months Ended
Dec. 31, 2012
Balance	180,244
Weighted average grant date fair value (in Dollars per share)	$ 47.95
Vested	(25,500)
Vested (in Dollars per share)	$ 21.86
Balance	154,744
Weighted average grant date fair value (in Dollars per share)	$ 52.25